Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	214,237	239,117
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	133,973	141,438
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,710	20,125
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	77,554	77,554